INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Financial Information of Legacy Dole (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 8,475,343	$ 8,245,268	$ 8,024,403
Cost of sales	(7,757,622)	(7,551,098)	(7,424,525)
Selling, marketing, general and administrative expenses	(474,058)	(473,903)	(436,192)
Interest Expense, Operating and Nonoperating	(72,264)	(81,113)	(56,371)
Income (Loss) from Equity Method Investments	8,308	15,191	6,726
Other income, net	20,595	4,799	10,600
Income tax (expense) benefit	(75,649)	(43,591)	25,603
Loss from discontinued operations, net of income taxes	(28,880)	(21,818)	(56,447)
Less: Net income attributable to noncontrolling interests	17,906	31,646	25,287
Net income attributable to Dole plc	$ 125,513	$ 124,063	$ 86,496